Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) $ in Millions	Dec. 31, 2017 CAD ($)
Environmental Remediation Obligations [Abstract]
2018	$ 28
2019	27
2020	32
2021	34
2022	31
Thereafter	54
Total	$ 206